Gains Losses Recognized In Accumulated Other Comprehensive Income AOCI Net Of Tax Related To Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (6)	$ (3)	$ 10
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	4	(3)	10
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (10)	$ 0	$ 0